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Prospectus Supplement*
Date May 8, 1997

AEL Personal PortfolioSM
37301 F (4/97)

The following tables replace those found on page 8 in the section titled "Expense summary:"

Example:*

                        IDS Life       IDS Life       IDS Life                 IDS Life                         OCC
                       Aggressive    International    Capital      IDS Life     Special       IDS Life      Accumulation
                         Growth         Equity        Resource      Managed     Income       Moneyshare     Trust Managed

You would pay the following expenses on a $1,000 investment, assuming 5% annual return and full withdrawal at the end of each time period:

 1 year                 $ 92.71       $ 95.55         $ 92.61      $ 92.42        $ 92.71     $ 91.44        $ 94.77

 3 years                 119.98        128.48          119.68       119.09         119.98      116.13         126.14

 5 years                 149.80        163.96          149.31       148.32         149.80      143.37         160.08

10 years                 256.49        284.67          255.50       253.52         256.49      243.54         276.99

You would pay the following expenses on the same investment assuming no withdrawal or selection of an annuity payout plan at the end of each time period:

 1 year                 $ 22.71       $ 25.55         $ 22.61      $ 22.42        $ 22.71     $ 21.44        $ 24.77

 3 years                  69.98         78.48           69.68        69.09          69.98       66.13          76.14

 5 years                 119.80        133.96          119.31       118.32         119.80      113.37         130.08

10 years                 256.49        284.67          255.50       253.52         256.49      243.54         276.99

                          OCC
                      Accumulation
                       Trust U.S.      Putnam VT      Putnam VT                                     GT Global        GT Global
                       Government     Diversified     Growth and    Putnam VT     Putnam VT New      Variable         Variable
                         Income         Income          Income      High Yield    Opportunities     Latin America    New Pacific

You would pay the following expenses on a $1,000 investment, assuming 5% annual return and full withdrawal at the end of each time period:

 1 year                 $ 95.94        $ 94.08        $ 91.24      $ 93.40        $ 93.01            $ 97.39          $ 96.91

 3 years                 129.64         124.09         115.54       122.04         120.86             134.00           132.55

 5 years                 165.90         156.67         142.37       153.24         151.28             173.11           170.72

10 years                 288.48         270.21         241.53       263.38         259.45             302.62           297.93

You would pay the following expenses on the same investment assuming no withdrawal or selection of an annuity payout plan at the end of each time period:

 1 year                 $ 25.94       $ 24.08         $ 21.24      $ 23.40        $ 23.01            $ 27.39          $ 26.91

 3 years                  79.64         74.09           65.54        72.04          70.86              84.00            82.55

 5 years                 135.90        126.67          112.37       123.24         121.28             143.11           140.72

10 years                 288.48        270.21          241.53       263.38         259.45             302.62           297.93

This example should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.


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PAGE 2
* In this example, the $30 annual contract administrative charge is approximated as a .177% charge based on the average contract size.




















































37301-34A (4/97)
*Valid until 5/98